Goodwill and Identifiable Intangible Assets - Schedule of Goodwill (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,001.1	$ 1,113.6
Purchase accounting adjustments		6.1
Goodwill resulting from Acquisition	12.5		$ 1,085.4
Divestitures		(4.7)
Foreign currency translation	(69.6)	(113.9)	28.2
Goodwill, ending balance	944.0	1,001.1	1,113.6
Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		588.8	588.8
Goodwill, ending balance			588.8
Performance Coatings [Member] | Successor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	933.6	1,038.8
Purchase accounting adjustments		5.7
Goodwill resulting from Acquisition	12.5		1,012.5
Divestitures		(4.7)
Foreign currency translation	(64.8)	(106.2)	26.3
Goodwill, ending balance	881.3	933.6	1,038.8
Performance Coatings [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		517.9	517.9
Goodwill, ending balance			517.9
Transportation Coatings [Member] | Successor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	67.5	74.8
Purchase accounting adjustments		0.4
Goodwill resulting from Acquisition	0.0		72.9
Foreign currency translation	(4.8)	(7.7)	1.9
Goodwill, ending balance	$ 62.7	67.5	74.8
Transportation Coatings [Member] | Predecessor [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 70.9	70.9
Goodwill, ending balance			$ 70.9